Average Annual Total Returns{- Fidelity® Series Intrinsic Opportunities Fund} - 07.31 Fidelity Series Intrinsic Opportunities Fund Series PRO-09 - Fidelity® Series Intrinsic Opportunities Fund	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Past 5 years	RS003 Since Inception
Total	27.63%	14.09%	14.46%	[1]	22.16%	11.80%	12.73%	[1]	19.27%	10.77%	11.59%	[1]	25.66%	17.97%	16.31%	[1]

[1]	(a)From December 6, 2012